Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	VOYA PARTNERS, INC.
Prospectus Date	rr_ProspectusDate	May 01, 2024
VY Invesco Equity and Income Portfolio
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	VY® Invesco Equity and Income Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Portfolio seeks total return consisting of long-term capital appreciation and current income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Portfolio. You may pay other fees and expenses such as fees and expenses imposed under your variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”), which are not reflected in the tables and examples below. If these fees or expenses were included in the table, the Portfolio’s expenses would be higher. For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating ExpensesExpenses you pay each year as a % of the value of your investment
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2025
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Expense Example, affect the Portfolio's performance.During the most recent fiscal year, the Portfolio's portfolio turnover rate was 144% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	144.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment had a 5% return each year and that the Portfolio's operating expenses remain the same. The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in equity and income securities at the time of investment. The Portfolio will provide shareholders with at least 60 days' prior written notice of any change in this investment policy.The Portfolio seeks to achieve its investment objective by investing primarily in income-producing equity instruments (including common stocks, preferred stocks, and convertible securities) and investment-grade quality debt instruments. Investment-grade debt instruments are securities rated BBB or higher by S&P Global Ratings or Baa or higher by Moody's Investors Service, Inc. or unrated securities determined by the sub-adviser (the “Sub-Adviser”) to be of comparable quality. The composition of the Portfolio's investments will vary over time based upon evaluations of economic conditions by the Sub-Adviser and its belief about which securities would best accomplish the Portfolio's investment objective.The Sub-Adviser generally seeks to identify companies that are undervalued and have identifiable factors that might lead to improved valuations. The Sub-Adviser looks for catalysts for change that may positively impact a company. These catalysts could come from within the company in the form of new management, operational enhancements, restructuring, or reorganization. A catalyst could also be an external factor, such as an improvement in industry conditions or a regulatory change. The aim is to uncover these catalysts for change, and then benefit from potential stock price appreciation of the change taking place at the company.The Portfolio may invest in securities that do not pay dividends or interest and securities that have above-average volatility of price movement, including warrants or rights to acquire securities. Because prices of equity securities and debt instruments fluctuate, the value of an investment in the Portfolio will vary based on the Portfolio’s investment performance. In an effort to reduce the Portfolio's overall exposure to any individual security price decline, the Portfolio spreads its investments over many different companies in a variety of industries. The Portfolio may invest in securities of issuers of all capitalization sizes; however, under normal market conditions, it is currently expected that the Portfolio will invest a substantial percentage of its assets in large-capitalization issuers. The Sub-Adviser considers a large-capitalization issuer to be one that has a market capitalization, at the time of purchase, within the range of market capitalizations of the largest and smallest capitalized companies included in the Russell 1000® Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month. A company’s “market capitalization” is the value of its outstanding stock.Under normal market conditions, the Portfolio invests a majority of its net assets in income-producing equity securities and up to 10% of its assets in illiquid securities and certain restricted securities. The Portfolio also invests in U.S. government obligations, including U.S. Treasury bills and notes, and obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities. The Portfolio may invest up to 25% of its assets in securities of foreign (non-U.S.) issuers, which may include depositary receipts. The Portfolio may invest in real estate-related securities, including real estate investment trusts (“REITs”). The Portfolio may purchase and sell certain derivative instruments, such as options, futures and options on futures, forward foreign currency exchange contracts, structured notes and other types of structured investments, and swaps for various portfolio management purposes, including to earn income, facilitate portfolio management, and mitigate risks.The Portfolio may invest in other investment companies, including exchange-traded funds (“ETFs”), to the extent permitted under the Investment Company Act of 1940, as amended, and the rules and regulations thereunder, and under the terms of applicable no-action relief or exemptive orders granted thereunder.The Portfolio may dispose of a security when, in the opinion of the Sub-Adviser, the security reaches the Sub-Adviser’s estimate of fair value or when the Sub-Adviser identifies a more attractive investment opportunity.The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1∕3% of its total assets.
Risk [Heading]	rr_RiskHeading	Principal Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information is intended to help you understand the risks of investing in the Portfolio. The following bar chart shows the changes in the Portfolio's performance from year to year, and the table compares the Portfolio's performance to the performance of a broad-based securities market index/indices with investment characteristics similar to those of the Portfolio for the same period. The Portfolio's performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations, if any, performance would have been lower. The bar chart shows the performance of the Portfolio's Class ADV shares. Performance for other share classes would differ to the extent they have differences in their fees and expenses.Performance shown in the bar chart and in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio's past performance is no guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart shows the changes in the Portfolio's performance from year to year, and the table compares the Portfolio's performance to the performance of a broad-based securities market index/indices with investment characteristics similar to those of the Portfolio for the same period.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio's past performance is no guarantee of future results.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns Class ADV(as of December 31 of each year)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter:4th Quarter 202016.64%Worst quarter:1st Quarter 2020-20.55%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns %  <br/>(for the periods ended December 31, 2023)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	The index returns do not reflect deductions for fees, expenses, or taxes.
VY Invesco Equity and Income Portfolio | Risk Lose Money [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	You could lose money on an investment in the Portfolio.
VY Invesco Equity and Income Portfolio | Risk Not Insured Depository Institution [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
VY Invesco Equity and Income Portfolio | Company Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Company: The price of a company’s stock could decline or underperform for many reasons, including, among others, poor management, financial problems, reduced demand for the company’s goods or services, regulatory fines and judgments, or business challenges. If a company is unable to meet its financial obligations, declares bankruptcy, or becomes insolvent, its stock could become worthless.
VY Invesco Equity and Income Portfolio | Convertible Securities Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Convertible Securities: Convertible securities are securities that are convertible into or exercisable for common stocks at a stated price or rate. Convertible securities are subject to the usual risks associated with debt instruments, such as interest rate risk and credit risk. In addition, because convertible securities react to changes in the value of the underlying stock, they are subject to market risk.
VY Invesco Equity and Income Portfolio | Credit Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Credit: The Portfolio could lose money if the issuer or guarantor of a debt instrument in which the Portfolio invests, or the counterparty to a derivative contract the Portfolio entered into, is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services, or otherwise) as unable or unwilling, to meet its financial obligations.
VY Invesco Equity and Income Portfolio | Currency Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Currency: To the extent that the Portfolio invests directly or indirectly in foreign (non-U.S.) currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those foreign (non-U.S.) currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged by the Portfolio through foreign currency exchange transactions.
VY Invesco Equity and Income Portfolio | Derivative Instruments Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Derivative Instruments: Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying asset, reference rate, or index credit risk with respect to the counterparty, risk of loss due to changes in market interest rates, liquidity risk, valuation risk, and volatility risk. The amounts required to purchase certain derivatives may be small relative to the magnitude of exposure assumed by the Portfolio. Therefore, the purchase of certain derivatives may have an economic leveraging effect on the Portfolio and exaggerate any increase or decrease in the net asset value. Derivatives may not perform as expected, so the Portfolio may not realize the intended benefits. When used for hedging purposes, the change in value of a derivative may not correlate as expected with the asset, reference rate, or index being hedged. When used as an alternative or substitute for direct cash investment, the return provided by the derivative may not provide the same return as direct cash investment.
VY Invesco Equity and Income Portfolio | Dividend Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Dividend: Companies that issue dividend yielding equity securities are not required to continue to pay dividends on such securities. Therefore, there is a possibility that such companies could reduce or eliminate the payment of dividends in the future. As a result, the Portfolio’s ability to execute its investment strategy may be limited.
VY Invesco Equity and Income Portfolio | Foreign Non US Investments Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Foreign (Non-U.S.) Investments:
VY Invesco Equity and Income Portfolio | Foreign Non US Investments Developing and Emerging Markets Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies due, in part, to: smaller markets; differing reporting, accounting, auditing and financial reporting standards and practices; nationalization, expropriation, or confiscatory taxation; foreign currency fluctuations, currency blockage, or replacement; potential for default on sovereign debt; and political changes or diplomatic developments, which may include the imposition of economic sanctions (or the threat of new or modified sanctions) or other measures by the U.S. or other governments and supranational organizations. Markets and economies throughout the world are becoming increasingly interconnected, and conditions or events in one market, country or region may adversely impact investments or issuers in another market, country or region.
VY Invesco Equity and Income Portfolio | Interest Rate Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Interest Rate: A rise in market interest rates generally results in a fall in the value of bonds and other debt instruments; conversely, values generally rise as market interest rates fall. Interest rate risk is generally greater for debt instruments than floating-rate instruments. The higher the credit quality of the instrument, and the longer its maturity or duration, the more sensitive it is to changes in market interest rates. Duration is a measure of sensitivity of the price of a debt instrument to a change in interest rate. As of the date of this Prospectus, the U.S. has recently experienced a rising market interest rate environment, which may increase the Portfolio’s exposure to risks associated with rising market interest rates. Rising market interest rates have unpredictable effects on the markets and may expose debt and related markets to heightened volatility. To the extent that the Portfolio invests in debt instruments, an increase in market interest rates may lead to increased redemptions and increased portfolio turnover, which could reduce liquidity for certain investments, adversely affect values, and increase costs. Increased redemptions may cause the Portfolio to liquidate portfolio positions when it may not be advantageous to do so and may lower returns. If dealer capacity in debt markets is insufficient for market conditions, it may further inhibit liquidity and increase volatility in debt markets. Further, recent and potential future changes in government policy may affect interest rates. Negative or very low interest rates could magnify the risks associated with changes in interest rates. In general, changing interest rates, including rates that fall below zero, could have unpredictable effects on markets and may expose debt and related markets to heightened volatility. Changes to monetary policy by the U.S. Federal Reserve Board or other regulatory actions could expose debt and related markets to heightened volatility, interest rate sensitivity, and reduced liquidity, which may impact the Portfolio’s operations and return potential.
VY Invesco Equity and Income Portfolio | Liquidity Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Liquidity: If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio’s manager might wish to sell, or at all. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, exposing the Portfolio to the risk that the prices at which it sells illiquid securities will be less than the prices at which they were valued when held by the Portfolio, which could cause the Portfolio to lose money. The prices of illiquid securities may be more volatile than more liquid securities, and the risks associated with illiquid securities may be greater in times of financial stress.
VY Invesco Equity and Income Portfolio | Market Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Market: The market values of securities will fluctuate, sometimes sharply and unpredictably, based on overall economic conditions, governmental actions or intervention, market disruptions caused by trade disputes or other factors, political developments, and other factors. Prices of equity securities tend to rise and fall more dramatically than those of debt instruments. Additionally, legislative, regulatory or tax policies or developments may adversely impact the investment techniques available to a manager, add to costs, and impair the ability of the Portfolio to achieve its investment objectives.
VY Invesco Equity and Income Portfolio | Market Capitalization Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Market Capitalization: Stocks fall into three broad market capitalization categories: large, mid, and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stocks of mid- and small-capitalization companies causing a fund that invests in these companies to increase in value more rapidly than a fund that invests in large-capitalization companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, more limited publicly available information, and a more limited trading market for their stocks as compared with large-capitalization companies. As a result, stocks of mid- and small-capitalization companies may be more volatile and may decline significantly in market downturns.
VY Invesco Equity and Income Portfolio | Market Disruption and Geopolitical Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Market Disruption and Geopolitical: The Portfolio is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Due to the increasing interdependence among global economies and markets, conditions in one country, market, or region might adversely impact markets, issuers and/or foreign exchange rates in other countries, including the United States. Wars, terrorism, global health crises and pandemics, and other geopolitical events that have led, and may continue to lead, to increased market volatility and may have adverse short- or long-term effects on U.S. and global economies and markets, generally. For example, the COVID-19 pandemic resulted in significant market volatility, exchange suspensions and closures, declines in global financial markets, higher default rates, supply chain disruptions, and a substantial economic downturn in economies throughout the world. The economic impacts of COVID-19 have created a unique challenge for real estate markets. Many businesses have either partially or fully transitioned to a remote-working environment and this transition may negatively impact the occupancy rates of commercial real estate over time. Natural and environmental disasters and systemic market dislocations are also highly disruptive to economies and markets. In addition, military action by Russia in Ukraine has, and may continue to, adversely affect global energy and financial markets and therefore could affect the value of the Portfolio’s investments, including beyond the Portfolio’s direct exposure to Russian issuers or nearby geographic regions. The extent and duration of the military action, sanctions, and resulting market disruptions are impossible to predict and could be substantial. A number of U.S. domestic banks and foreign (non-U.S.) banks have recently experienced financial difficulties and, in some cases, failures. There can be no certainty that the actions taken by regulators to limit the effect of those financial difficulties and failures on other banks or other financial institutions or on the U.S. or foreign (non-U.S.) economies generally will be successful. It is possible that more banks or other financial institutions will experience financial difficulties or fail, which may affect adversely other U.S. or foreign (non-U.S.) financial institutions and economies. These events as well as other changes in foreign (non-U.S.) and domestic economic, social, and political conditions also could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of the Portfolio’s investments. Any of these occurrences could disrupt the operations of the Portfolio and of the Portfolio’s service providers.
VY Invesco Equity and Income Portfolio | Other Investment Companies Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Other Investment Companies: The main risk of investing in other investment companies, including ETFs, is the risk that the value of an investment company’s underlying investments might decrease. Shares of investment companies that are listed on an exchange may trade at a discount or premium from their net asset value. You will pay a proportionate share of the expenses of those other investment companies (including management fees, administration fees, and custodial fees) in addition to the Portfolio’s expenses. The investment policies of the other investment companies may not be the same as those of the Portfolio; as a result, an investment in the other investment companies may be subject to additional or different risks than those to which the Portfolio is typically subject. In addition, shares of ETFs may trade at a premium or discount to net asset value and are subject to secondary market trading risks. Secondary markets may be subject to irregular trading activity, wide bid/ask spreads, and extended trade settlement periods in times of market stress because market makers and authorized participants may step away from making a market in an ETF’s shares, which could cause a material decline in the ETF’s net asset value.
VY Invesco Equity and Income Portfolio | Prepayment and Extension Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Prepayment and Extension: Many types of debt instruments are subject to prepayment and extension risk. Prepayment risk is the risk that the issuer of a debt instrument will pay back the principal earlier than expected. This risk is heightened in a falling market interest rate environment. Prepayment may expose the Portfolio to a lower rate of return upon reinvestment of principal. Also, if a debt instrument subject to prepayment has been purchased at a premium, the value of the premium would be lost in the event of prepayment. Extension risk is the risk that the issuer of a debt instrument will pay back the principal later than expected. This risk is heightened in a rising market interest rate environment. This may negatively affect performance, as the value of the debt instrument decreases when principal payments are made later than expected. Additionally, the Portfolio may be prevented from investing proceeds it would have received at a given time at the higher prevailing interest rates.
VY Invesco Equity and Income Portfolio | Real Estate Companies and Real Estate Investment Trusts Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Real Estate Companies and Real Estate Investment Trusts: Investing in real estate companies and REITs may subject the Portfolio to risks similar to those associated with the direct ownership of real estate, including losses from casualty or condemnation, changes in local and general economic conditions, supply and demand, market interest rates, zoning laws, regulatory limitations on rents, property taxes, overbuilding, high foreclosure rates, and operating expenses in addition to terrorist attacks, wars, or other acts that destroy real property. In addition, REITs may also be affected by tax and regulatory requirements in that a REIT may not qualify for favorable tax treatment or regulatory exemptions. Investments in REITs are affected by the management skill of the REIT’s sponsor. The Portfolio will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which it invests.
VY Invesco Equity and Income Portfolio | Restricted Securities Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Restricted Securities: Securities that are not registered for sale to the public under the Securities Act of 1933 are referred to as “restricted securities.” These securities may be sold in private placement transactions between issuers and their purchasers and may be neither listed on an exchange nor traded in other established markets, and often, these securities are subject to legal or contractual restrictions on resale. As a result of the absence of a public trading market, the prices of these securities may be more volatile, less liquid and more difficult to value than publicly traded securities. The price realized from the sale of these securities could be less than the amount originally paid or less than their fair value if they are resold in privately negotiated transactions. In addition, these securities may not be subject to disclosure and other investment protection requirements that are afforded to publicly traded securities. Certain restricted securities represent investments in smaller, less seasoned issuers, which may involve greater risk.
VY Invesco Equity and Income Portfolio | Securities Lending Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Securities Lending: Securities lending involves two primary risks: “ investment risk ” and “ borrower default risk. ” When lending securities, the Portfolio will receive cash or U.S. government securities as collateral. Investment risk is the risk that the Portfolio will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolio will lose money due to the failure of a borrower to return a borrowed security. Securities lending may result in leverage. The use of leverage may exaggerate any increase or decrease in the net asset value, causing the Portfolio to be more volatile. The use of leverage may increase expenses and increase the impact of the Portfolio’s other risks.
VY Invesco Equity and Income Portfolio | Structured Notes Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Structured Notes: Structured notes are investments, the interest rate or principal of which is linked to currencies, interest rates, commodities, indices, or other financial indicators (each, a “reference instrument”). Structured notes may entail a greater degree of market risk than other types of debt instruments because the investor also bears the risk of the reference instrument. Structured notes may be more volatile, less liquid, and more difficult to accurately price than less complex securities and other types of debt instruments. In addition, structured notes are subject to other risks, including interest rate risk, credit risk, and liquidity risk.
VY Invesco Equity and Income Portfolio | US Government Securities and Obligations Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	U.S. Government Securities and Obligations: U.S. government securities are obligations of, or guaranteed by, the U.S. government, its agencies, or government-sponsored enterprises. U.S. government securities are subject to market risk and interest rate risk, and may be subject to varying degrees of credit risk.
VY Invesco Equity and Income Portfolio | Value Investing Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Value Investing: Securities that appear to be undervalued may never appreciate to the extent expected. Further, because the prices of value-oriented securities tend to correlate more closely with economic cycles than growth-oriented securities, they generally are more sensitive to changing economic conditions, such as changes in market interest rates, corporate earnings and industrial production. The manager may be wrong in its assessment of a company’s value and the securities the Portfolio holds may not reach their full values. Risks associated with value investing include that a security that is perceived by the manager to be undervalued may actually be appropriately priced and, thus, may not appreciate and provide anticipated capital growth. The market may not favor value-oriented securities and may not favor equities at all. During those periods, the Portfolio’s relative performance may suffer. There is a risk that funds that invest in value-oriented securities may underperform other funds that invest more broadly.
VY Invesco Equity and Income Portfolio | Class ADV
Risk Return Abstract	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.64%
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.08%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.22%
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.08%)	[1]
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	rr_NetExpensesOverAssets	1.14%
1 Yr	rr_ExpenseExampleYear01	$ 116
3 Yrs	rr_ExpenseExampleYear03	379
5 Yrs	rr_ExpenseExampleYear05	663
10 Yrs	rr_ExpenseExampleYear10	$ 1,470
2014	rr_AnnualReturn2014	8.43%
2015	rr_AnnualReturn2015	(2.55%)
2016	rr_AnnualReturn2016	14.69%
2017	rr_AnnualReturn2017	10.32%
2018	rr_AnnualReturn2018	(9.90%)
2019	rr_AnnualReturn2019	19.50%
2020	rr_AnnualReturn2020	9.62%
2021	rr_AnnualReturn2021	18.03%
2022	rr_AnnualReturn2022	(8.07%)
2023	rr_AnnualReturn2023	9.71%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.64%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.55%)
1 Yr	rr_AverageAnnualReturnYear01	9.71%
5 Yrs	rr_AverageAnnualReturnYear05	9.29%
10 Yrs	rr_AverageAnnualReturnYear10	6.51%
Since Inception	rr_AverageAnnualReturnSinceInception
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 10, 2001
VY Invesco Equity and Income Portfolio | Class I
Risk Return Abstract	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.64%
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.08%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.72%
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.08%)	[1]
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	rr_NetExpensesOverAssets	0.64%
1 Yr	rr_ExpenseExampleYear01	$ 65
3 Yrs	rr_ExpenseExampleYear03	222
5 Yrs	rr_ExpenseExampleYear05	393
10 Yrs	rr_ExpenseExampleYear10	$ 887
1 Yr	rr_AverageAnnualReturnYear01	10.25%
5 Yrs	rr_AverageAnnualReturnYear05	9.84%
10 Yrs	rr_AverageAnnualReturnYear10	7.04%
Since Inception	rr_AverageAnnualReturnSinceInception
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 10, 2001
VY Invesco Equity and Income Portfolio | Class S
Risk Return Abstract	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.64%
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.08%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.97%
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.08%)	[1]
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	rr_NetExpensesOverAssets	0.89%
1 Yr	rr_ExpenseExampleYear01	$ 91
3 Yrs	rr_ExpenseExampleYear03	301
5 Yrs	rr_ExpenseExampleYear05	529
10 Yrs	rr_ExpenseExampleYear10	$ 1,182
1 Yr	rr_AverageAnnualReturnYear01	9.97%
5 Yrs	rr_AverageAnnualReturnYear05	9.56%
10 Yrs	rr_AverageAnnualReturnYear10	6.77%
Since Inception	rr_AverageAnnualReturnSinceInception
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 10, 2001
VY Invesco Equity and Income Portfolio | Class S2
Risk Return Abstract	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.64%
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.40%
Other Expenses	rr_OtherExpensesOverAssets	0.08%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.12%
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[1]
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	rr_NetExpensesOverAssets	1.02%
1 Yr	rr_ExpenseExampleYear01	$ 104
3 Yrs	rr_ExpenseExampleYear03	346
5 Yrs	rr_ExpenseExampleYear05	607
10 Yrs	rr_ExpenseExampleYear10	$ 1,354
1 Yr	rr_AverageAnnualReturnYear01	9.83%
5 Yrs	rr_AverageAnnualReturnYear05	9.42%
10 Yrs	rr_AverageAnnualReturnYear10	6.64%
Since Inception	rr_AverageAnnualReturnSinceInception
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 27, 2009
VY Invesco Equity and Income Portfolio | Russell 1000® Value Index | Class ADV
Risk Return Abstract	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	11.46%	[2]
5 Yrs	rr_AverageAnnualReturnYear05	10.91%	[2]
10 Yrs	rr_AverageAnnualReturnYear10	8.40%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception		[2]
VY Invesco Equity and Income Portfolio | Russell 1000® Value Index | Class I
Risk Return Abstract	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	11.46%	[2]
5 Yrs	rr_AverageAnnualReturnYear05	10.91%	[2]
10 Yrs	rr_AverageAnnualReturnYear10	8.40%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception		[2]
VY Invesco Equity and Income Portfolio | Russell 1000® Value Index | Class S
Risk Return Abstract	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	11.46%	[2]
5 Yrs	rr_AverageAnnualReturnYear05	10.91%	[2]
10 Yrs	rr_AverageAnnualReturnYear10	8.40%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception		[2]
VY Invesco Equity and Income Portfolio | Russell 1000® Value Index | Class S2
Risk Return Abstract	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	11.46%	[2]
5 Yrs	rr_AverageAnnualReturnYear05	10.91%	[2]
10 Yrs	rr_AverageAnnualReturnYear10	8.40%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception		[2]
VY Invesco Equity and Income Portfolio | Bloomberg U.S. Government/Credit Index | Class ADV
Risk Return Abstract	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	5.72%	[2]
5 Yrs	rr_AverageAnnualReturnYear05	1.41%	[2]
10 Yrs	rr_AverageAnnualReturnYear10	1.97%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception		[2]
VY Invesco Equity and Income Portfolio | Bloomberg U.S. Government/Credit Index | Class I
Risk Return Abstract	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	5.72%	[2]
5 Yrs	rr_AverageAnnualReturnYear05	1.41%	[2]
10 Yrs	rr_AverageAnnualReturnYear10	1.97%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception		[2]
VY Invesco Equity and Income Portfolio | Bloomberg U.S. Government/Credit Index | Class S
Risk Return Abstract	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	5.72%	[2]
5 Yrs	rr_AverageAnnualReturnYear05	1.41%	[2]
10 Yrs	rr_AverageAnnualReturnYear10	1.97%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception		[2]
VY Invesco Equity and Income Portfolio | Bloomberg U.S. Government/Credit Index | Class S2
Risk Return Abstract	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	5.72%	[2]
5 Yrs	rr_AverageAnnualReturnYear05	1.41%	[2]
10 Yrs	rr_AverageAnnualReturnYear10	1.97%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception		[2]
VY Invesco Equity and Income Portfolio | 60% Russell 1000® Value Index; 40% Bloomberg U.S. Government/Credit Index | Class ADV
Risk Return Abstract	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	9.27%	[2]
5 Yrs	rr_AverageAnnualReturnYear05	7.42%	[2]
10 Yrs	rr_AverageAnnualReturnYear10	6.07%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception		[2]
VY Invesco Equity and Income Portfolio | 60% Russell 1000® Value Index; 40% Bloomberg U.S. Government/Credit Index | Class I
Risk Return Abstract	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	9.27%	[2]
5 Yrs	rr_AverageAnnualReturnYear05	7.42%	[2]
10 Yrs	rr_AverageAnnualReturnYear10	6.07%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception		[2]
VY Invesco Equity and Income Portfolio | 60% Russell 1000® Value Index; 40% Bloomberg U.S. Government/Credit Index | Class S
Risk Return Abstract	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	9.27%	[2]
5 Yrs	rr_AverageAnnualReturnYear05	7.42%	[2]
10 Yrs	rr_AverageAnnualReturnYear10	6.07%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception		[2]
VY Invesco Equity and Income Portfolio | 60% Russell 1000® Value Index; 40% Bloomberg U.S. Government/Credit Index | Class S2
Risk Return Abstract	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	9.27%	[2]
5 Yrs	rr_AverageAnnualReturnYear05	7.42%	[2]
10 Yrs	rr_AverageAnnualReturnYear10	6.07%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception		[2]

[1]	Voya Investments, LLC (the “Investment Adviser”) is contractually obligated to limit expenses to 1.15%, 0.65%, 0.90%, and 1.05% for Class ADV, Class I, Class S, and Class S2 shares, respectively, through May 1, 2025. The limitation does not extend to interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and Acquired Fund Fees and Expenses. This limitation is subject to possible recoupment by the Investment Adviser within 36 months of the waiver or reimbursement. The amount of the recoupment is limited to the lesser of the amounts that would be recoupable under: (i) the expense limitation in effect at the time of the waiver or reimbursement; or (ii) the expense limitation in effect at the time of recoupment. The Investment Adviser is contractually obligated to waive 0.01% of the management fee through May 1, 2025. In addition, the distributor is contractually obligated to waive 0.02% of the distribution fee for Class S2 shares through May 1, 2025. Termination or modification of these obligations requires approval by the Portfolio’s Board of Directors (the “Board”).
[2]	The index returns do not reflect deductions for fees, expenses, or taxes.